CONCENTRATIONS OF CREDIT RISK (Details) (USD $)									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Residential Real Estate [Member]	Dec. 31, 2012 Construction and Development Loans [Member]	Dec. 31, 2012 Lessors of Nonresidential Real Estate [Member]	Dec. 31, 2012 Lessors of Residential Real Estate [Member]	Dec. 31, 2012 Construction General Contractors and Land Development [Member]	Dec. 31, 2012 Health Care and Social Assistance [Member]	Dec. 31, 2012 Service Contract 1 [Member]	Dec. 31, 2012 Service Contract 2 [Member]	Dec. 31, 2012 Service Contract 3 [Member]	Dec. 31, 2012 Service Contract 4 [Member]	Dec. 31, 2012 Service Contract 5 [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable			$ 589,900,000	$ 56,200,000	$ 275,500,000	$ 78,900,000	$ 52,100,000	$ 41,200,000
Payment plan receivables	$ 84,692,000	$ 115,018,000
Concentrations by insurance company (in hundredths)									29.30%	22.20%	21.60%	19.90%	4.50%
Concentration risk vehicle service (in hundredths)									15.40%	15.10%	14.00%	13.70%	9.60%